Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 9—Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2021 including the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Description	Level	Fair Value

September 30, 2021	Marketable securities	1	$345,026,384

The Warrants and Forward Purchase Agreement are accounted for as liabilities pursuant to ASC
815-40
and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants and Forward Purchase Agreement are recorded in the statement of operations each period.
The following table presents the fair value hierarchy for liabilities measured at fair value on a recurring basis as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Derivative liabilities:
Public Warrants	$7,131,150	$—	$—	$7,131,150
Private Placement Warrants	—	5,181,280	—	5,181,280
Forward Purchase Agreement	—	—	100,000	100,000

Total liabilities	$7,131,150	$5,181,280	$100,000	$12,412,430

On April 1, 2021, the Public Warrants surpassed the
 52
-day
threshold waiting period to be publicly traded in accordance with the Prospectus filed February 10, 2021. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 liability. As such, as of September 30, 2021, the Company classified the Public Warrants as Level 1. The Private Warrants were valued based on the trading price of Public Warrants, which is considered to be a Level 2 fair value measurement. To estimate the value of the Private Placement Warrants, the Company used the public trading price of the Public Warrants. This value was adjusted to reflect the value of the issuer call provision of the Public Warrants, as this right is not applicable to the Private Placement Warrants unless they are sold by the initial holders. At September 30, 2021, Forward Purchase Units were valued equal to the difference between the current public trading price and the purchase price, as the Forward Purchase Agreement requires the purchase of units for $10 upon a completion of the Business Combination. The Company previously valued the Forward Purchase Agreement based on the trading price of the Public Warrants, which was considered Level 2 as there was an exercise option prior to the issuance of the Side Letter. As such, the Company transferred the Forward Purchase Agreement from a Level 2 to a Level 3 liability, due to the use of the updated valuation method discussed above which includes a significant unobservable input, and factoring in assumption of the closing of the Business Combination.
Outside of the transfer of the Forward Purchase Agreement from Level 2 to Level 3, there were no transfers between Levels 1, 2, and 3 during the three months ended September 30, 2021.
The following table presents a summary of the changes in the fair value of the Derivative Liabilities:

	Public Warrant Liability	Private Warrant Liability	Forward p urchase Agreement	Total
Fair value, February 11, 2021	$12,880,575	$9,358,640	$1,508,461	$23,747,676
Recognized gain on change in fair value	4,953,337	3,598,947	503,029	9,055,313

Fair value, March 31, 2021	$7,927,238	$5,759,693	$1,005,432	$14,692,363
Recognized loss on change in fair value	(4,147,762)	(3,013,640)	(743,318)	(7,904,720)
Fair value, June 30, 2021	$12,075,000	$8,773,333	$1,748,750	$22,597,083
Recognized gain on change in fair value	4,943,850	3,592,053	1,648,750	10,184,653

Fair value, September 30, 2021	$7,131,150	$5,181,280	$100,000	$12,412,430